Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Health Care Portfolio	Apr. 29, 2024
Select Health Care Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	4.13%
Past 5 years	10.61%
Past 10 years	10.81%
Select Health Care Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.13%
Past 5 years	9.35%
Past 10 years	9.12%
Select Health Care Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.44%
Past 5 years	8.37%
Past 10 years	8.43%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1513
Average Annual Return:
Past 1 year	2.56%
Past 5 years	11.04%
Past 10 years	11.10%